Basis of presentation	12 Months Ended
Dec. 31, 2024
Basis Of Preparation [Abstract]
Basis of presentation
2.
Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”), taking into account the recommendations of the IFRS Interpretations Committee (“IFRIC® Interpretations”). The consolidated financial statements are presented in euros, which is the functional and reporting currency of the parent, Immatics N.V. The consolidated financial statements comprise the financial statements of Immatics N.V. and its wholly-owned subsidiaries Immatics Biotechnologies GmbH and Immatics US, Inc. Assets and liabilities of foreign operations are translated into euros at the rate of exchange prevailing at the reporting date. The Consolidated Statement of Profit and Loss is translated at average exchange rates. The currency translation differences are recognized in other comprehensive income. Amounts are stated in thousands of euros, unless otherwise indicated. For technical reasons, the information provided in these financial statements may contain rounding differences of +/- one unit.

The subsidiaries Immatics Biotechnologies GmbH and Immatics US, Inc., are fully consolidated from the date upon which control was transferred to Immatics N.V. All intra-company assets and liabilities, equity, income, expenses and cash flows relating to transactions between the Group are eliminated in full upon consolidation. The consolidated statement of profit or loss is prepared based on the function of expense method. The financial statements were prepared in accordance with the historical cost principle and on a going concern basis. This excludes financial liabilities for warrants, which are measured at fair value. The presentation in the consolidated statement of financial position distinguishes between current and non-current assets and liabilities. Assets are classified as current if they are expected to realise to sell or consume the asset in its normal operating cycle. Liabilities are classified as current if they are due within one year.

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates, at the date the transaction first qualifies for recognition. The Group determined the functional currency of Immatics Biotechnologies GmbH to be euros and of Immatics US, Inc. to be USD. The Group used the following exchange rates to convert the financial statements of its U.S. subsidiary:

	2024		2023		2022
	Year-end rate	Average rate	Year-end rate	Average rate	Year-end rate	Average rate
Euros per U.S. dollar	0.96256	0.92417	0.90498	0.92460	0.93756	0.94888

The reporting period for Immatics N.V. and its subsidiaries corresponds with the calendar year. The reporting period 2024 began on January 1, 2024 and ended on December 31, 2024.

2.1.
Going concern

Since inception, the Group’s activities have consisted primarily of raising capital and performing research and development activities to advance its technologies. The Group is still in the development phase and has not yet marketed any products commercially. Immatics’ ongoing success depends on the successful development and regulatory approval of its products and its ability to finance operations. The Group will seek additional funding to reach its development and commercialization objectives.

The Group plans to seek funds through further private or public equity financings, debt financings, collaboration agreements and marketing, distribution or licensing arrangements. The Group may not be able to obtain financing or enter into collaboration or other arrangements on acceptable terms. If the Group is unable to obtain funding, it could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects. However, Immatics’ cash and cash equivalents and short-term deposits will be sufficient to fund operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the financial statements.

The accompanying consolidated financial statements have been prepared on a going concern basis. This contemplates the Group will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. The consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that would be necessary, were the Group unable to continue as a going concern.

2.2.
Restatement of previously issued financial statements

During the preparation of the consolidated financial statements, the Group identified and corrected a misstatement related to the recognition of deferred tax assets related to tax losses carried forward. The Group did not take into account the limitations of German tax law to recover tax losses carried forward. Therefore, the Group understated deferred tax liabilities within the Statement of Financial Position since 2022. Also, the Group understated/overstated income tax expenses and income from changes in deferred tax liabilities since 2022. The Company has evaluated the effect, both qualitatively and quantitatively, and concluded that the previously filed annual financial statements required restatement. This restatement has been effected in conjunction with the issuance of this annual report for the period ended December 31, 2024. In the Statement of Profit and Loss and the Statement of Other comprehensive Income, the changes deferred tax liabilities have retrospectively corrected. In the Statement of Financial Positions, the deferred tax liabilities have been retrospectively corrected. In the Statement of Cash Flows, the net income and adjustment for tax expenses have been retrospectively corrected. Corresponding corrections were made in the Consolidated Statement of Changes in Shareholder’s Equity and Consolidated Statement of Comprehensive Income/(Loss).

This correction of the deferred liabilities resulted in the following impact to the Consolidated Statement of Financial Position:

	Year ended December 31, 2023			Year ended December 31, 2022
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Total assets	509,965	—	509,965	407,820	—	407,820
Total current liabilities	156,552	—	156,552	106,452	—	106,452
Deferred tax liabilities	—	7,466	7,466	—	9,811	9,811
Total non-current liabilities	128,329	7,466	135,795	88,204	9,811	98,015
Total liabilities	284,881	7,466	292,347	194,656	9,811	204,467
Shareholder's equity (deficit)
Share capital	847	—	847	767	—	767
Share premium	823,166	—	823,166	714,177	—	714,177
Accumulated deficit	(597,293)	(7,466)	(604,759)	(500,299)	(9,811)	(510,110)
Other reserves	(1,636)	—	(1,636)	(1,481)	—	(1,481)
Total equity (deficit) attributable to shareholders of the parent	225,084	(7,466)	217,618	213,164	(9,811)	203,353
Total shareholder's equity (deficit)	225,084	(7,466)	217,618	213,164	(9,811)	203,353
Total liabilities and shareholder's equity (deficit)	509,965	—	509,965	407,820	—	407,820

This correction of the deferred liabilities resulted in the following impact to the Consolidated Statement of Profit and Loss:

	Year ended December 31, 2023			Year ended December 31, 2022
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Profit/(loss) before taxes	(96,994)	—	(96,994)	42,036	—	42,036
Taxes on income	—	2,345	2,345	(4,522)	(9,811)	(14,333)
Net profit/(loss)	(96,994)	2,345	(94,649)	37,514	(9,811)	27,703
Attributable to:
Equity holders of the parent	(96,994)	2,345	(94,649)	37,514	(9,811)	27,703
Non-controlling interest	—	—	—	—	—	—
Net profit/(loss)	(96,994)	2,345	(94,649)	37,514	(9,811)	27,703
Net profit/(loss) per share
Basic	(1.20)	0.02	(1.18)	0.56	(0.15)	0.41
Diluted	(1.20)	0.02	(1.18)	0.55	(0.15)	0.40
Weighted average shares outstanding
Basic	80,546,682	—	80,546,682	67,220,824	—	67,220,824
Diluted	80,546,682	—	80,546,682	68,824,906	—	68,824,906

This correction of the deferred liabilities resulted in the following impact to the Consolidated Statement of Cash Flows:

	Year ended December 31, 2023			Year ended December 31, 2022
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Net profit/(loss)	(96,994)	2,345	(94,649)	37,514	(9,811)	27,703
Taxes on income	—	(2,345)	(2,345)	4,522	9,811	14,333
Profit/(loss) before taxation	(96,994)	—	(96,994)	42,036	—	42,036
Net cash provided by/(used in) operating activities	18,228	—	18,228	100,131	—	100,131
Net cash provided by/(used in) investing activities	(31,388)	—	(31,388)	(209,791)	—	(209,791)
Net cash provided by/(used in) financing activities	84,516	—	84,516	123,710	—	123,710
Net increase in cash and cash equivalents	71,356	—	71,356	14,050	—	14,050
Cash and cash equivalents at beginning of period	148,519	—	148,519	132,994	—	132,994
Effects of exchange rate changes on cash and cash equivalents	(1,403)	—	(1,403)	1,475	—	1,475
Cash and cash equivalents at end of period	218,472	—	218,472	148,519	—	148,519

2.3. Restatement of previously issued interim financial statements (unaudited)

In line with Note 2.2 Restatement of previously issued financial statements, we also restate the previously issued Unaudited Interim Condensed Consolidated Financial Statements.

This correction of the deferred liabilities resulted in the following impact to the Unaudited Interim Condensed Consolidated Statement of Financial Position: